                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213
     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 30, 2001
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
         Post-Effective Amendment No. 41                            [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 42                                           [X]
                        (Check appropriate box or boxes)


                        NATIONWIDE SEPARATE ACCOUNT TRUST
                           TOTAL RETURN FUND
                           CAPITAL APPRECIATION FUND
                           GOVERNMENT BOND FUND
                           MONEY MARKET FUND
                           NATIONWIDE SMALL COMPANY FUND
                           NATIONWIDE INCOME FUND
                           STRONG NSAT MID CAP GROWTH FUND
                           NATIONWIDE STRATEGIC VALUE FUND
                           FEDERATED NSAT EQUITY INCOME FUND
                           FEDERATED NSAT HIGH INCOME BOND FUND
                           J.P. MORGAN NSAT BALANCED FUND
                           MAS NSAT MULTI SECTOR BOND FUND
                           DREYFUS NSAT MID CAP INDEX FUND
                           NATIONWIDE SMALL CAP VALUE FUND
                           NATIONWIDE GLOBAL 50 FUND
                           NATIONWIDE SMALL CAP GROWTH FUND
                           GARTMORE NSAT GLOBAL TECHNOLOGY AND
                              COMMUNICATIONS FUND
                           GARTMORE NSAT GLOBAL HEALTH SCIENCES FUND
                           TURNER NSAT GROWTH FOCUS FUND
                           GARTMORE NSAT MILLENNIUM GROWTH FUND
                           GARTMORE NSAT EMERGING MARKETS FUND
                           GARTMORE NSAT INTERNATIONAL GROWTH FUND
                           GARTMORE NSAT GLOBAL LEADERS FUND
                           GARTMORE NSAT EUROPEAN GROWTH FUND
                           GARTMORE NSAT GLOBAL SMALL COMPANIES FUND
                           GARTMORE NSAT OTC FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)


       Registrant's Telephone Number, including Area Code: (614) 249-7111


                                            Send Copies of Communications to:
       MS. DINA A. TANTRA, ESQ.                 MR. DUANE L. LASSITER, ESQ.
   TWO NATIONWIDE PLAZA, 2-17-5          STRADLEY, RONON, STEVENS AND YOUNG LLP
        COLUMBUS, OHIO 43215                     2600 COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)       PHILADELPHIA, PENNSYLVANIA 19103


It is proposed that this filing will become effective: (check appropriate box)
     [X] immediately upon filing pursuant to paragraph (b)

     [ ] on [date] pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on September 1, 2000 pursuant to paragraph (a)(1)

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 41 to Registrant's Registration Statement on form N1-A includes as an exhibit to Part C a subadvisory agreement between the Trust, Villanova Mutual Fund Capital Trust, the Trust's investment adviser, and Waddell & Reed Investment Management Company, a subadvisor to the Trust, for both the Nationwide Small Cap Growth Fund and Nationwide Small Company Fund. This filing incorporates by reference Part A and Part B as filed in Post-Effective Amendment No. 39 to this Registration Statement on November 6, 2000 and which became effective on January 5, 2001.

This Post-Effective Amendment No. 41 does not relate to Post-Effective Amendment No. 40 which was filed on March 2, 2001 (File Nos. 2-73024, 811-2313).

                                     PART C

OTHER INFORMATION

ITEM 23.   EXHIBITS

         (a)          (1)  Amended Declaration of Trust - previously filed with
                           Post-Effective Amendment and hereby incorporated by reference.

         (b) Bylaws - previously filed with Post-Effective Amendment and hereby incorporated by reference.

         (c)          Not applicable.

         (d)          (1)  Investment Advisory Agreement for the funds
                           previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (a) Amendment to Investment Advisory Agreement
                               previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                      (2) Investment Advisory Agreement for the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT European Growth Fund, Gartmore NSAT Global Leaders Funds, Gartmore NSAT Global Small Companies Fund dated August 31, 2000, as previously filed with Post-Effective Amendment to this Trust's Registration Statement, and herein incorporated by reference.

                      (3)  Subadvisory Agreements for the Small Company Fund.

                           (a) Subadvisory Agreement with The Dreyfus
                               Corporation. - previously filed with Post-
                               Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.
                           (b) Subadvisory Agreement with Neuberger Berman LLC
                               - previously filed with Post- Effective
                               Amendment to the Registration Statement, and herein incorporated by reference.
                           (c) Subadvisory Agreement with Strong Capital
                               Management, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (d) Subadvisory Agreement with Lazard Asset
                               Management - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                      (4)  Subadvisory Agreements for the Income Fund.

                           (a) Subadvisory Agreement with NCM Capital Management
                               Group, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (b) Subadvisory Agreement with Smith Graham & Co.
                               Asset Managers, L.P. - previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                      (5) Subadvisory Agreements for the Balanced Fund, Strong NSAT Mid Cap Growth Fund, Strategic Value Fund, Federated NSAT Equity Income Fund, Federated NSAT High Income Bond Fund, Small Cap Value Fund, Global 50 Fund, Dreyfus NSAT Mid Cap Index Fund, Nationwide Small Cap Growth Fund.


                           (a) Subadvisory Agreement with Strong Capital
                               Management, Inc. for the Strong NSAT Mid Cap
                               Growth Fund and Strategic Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (b) Subadvisory Agreement with Federated Investment
                               Counseling for the Federated NSAT Equity Income Fund and Federated NSAT High Income Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (c) Subadvisory Agreement with The Dreyfus
                               Corporation for the Small Cap Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (d) Subadvisory Agreement with J.P. Morgan Investment
                               Management Inc. for the Global 50 Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (e) Subadvisory Agreement with The Dreyfus
                               Corporation for the Dreyfus NSAT Mid Cap Index Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (f) Subadvisory Agreements with Franklin Advisers,
                               Inc., Miller Anderson & Sherrerd and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (g) Proposed Subadvisory Agreement with Turner
                               Investment Partners, Inc. for the Turner NSAT Growth Focus Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (h) Proposed Subadvisory Agreement with J.P. Morgan
                               Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (i) Proposed Subadvisory Agreement with Miller
                               Anderson and Sherrerd for the MAS NSAT Multi
                               Sector Bond Fund previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.
                           (j) Subadvisory Agreement with Gartmore Global
                               Partners for the Gartmore NSAT Emerging Markets, Gartmore NSAT International Growth, Gartmore NSAT Global Leaders, Gartmore NSAT European Growth and Gartmore NSAT Global Small Companies Funds dated August 31, 2000 and filed herewith.
                           (k) Subadvisory Agreement with Gartmore Global
                               Partners for the Gartmore NSAT OTC Fund to be filed by amendment.
                           (l) Subadvisory Agreement with Waddell & Reed
                               Investment management Company for the
                               Nationwide Small Company Fund and Nationwide
                               Small Cap Growth Fund, dated October 1, 2000 and amended January 5, 2001 and filed herewith with this Trust's Registration Statement on March 30, 2001 as Exhibit No. 23 (d)(5)(1).

         (e)          Not Applicable

         (f)          Not applicable.

         (g) Custody Agreement - previously filed with Registration Statement and Post-Effective Amendment, and herein incorporated by reference.

         (h)           (1) Fund Administration Agreement for the Funds
                           previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.

                           (a) Amendment to Fund Administration Agreement
                               previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (2) Transfer and Dividend Disbursing Agent Agreement
                           -previously filed with the Trust's Registration Statement herein incorporated by reference.

                           (a) Amendment to Transfer and Dividend Disbursing
                               Agent Agreement previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                       (3) Administrative Services Plan & Form of Servicing
                           Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (j) Consent of PricewaterhouseCoopers- Independent Accountants previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (k)          Not applicable.

         (l)          Not applicable.

         (m)          Not applicable.

         (n)          Not applicable.

         (o)          Not Applicable.

         (p)           (1)      Code of Ethics for Nationwide Family of Funds
                                previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (2) Code of Ethics for Villanova Mutual Fund Capital Trust and Villanova SA Capital Trust previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (3) Code of Ethics for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
         (p)(4) Code of Ethics for Villanova Global Asset Management Trust and filed herewith.

         (p)(5) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 to be filed by amendment.

         (p)(6)(a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 to be filed by amendment.

         (p)(6)(b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 to be filed by amendment.

         (p)(6)(c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 to be filed by amendment.

         (p)(7) J.P. Morgan Investment Management, Inc. Code of Ethics to be filed by amendment.

         (p)(8) Lazard Asset Management A Division of Lazard Freres & Co., LLC and Certain Registered Investment Companies Code of Ethics and Personal Investment Policy to be filed by amendment.

         (p)(9) MAS Funds (The "Funds") and Miller Anderson & Sherrerd, LLP ("MAS") and MAS Fund Distribution, Inc. ("MASDI") Code of Ethics to be filed by amendment.

         (p)(10) Mellon Financial Corporation Securities Trading Policy dated July 2000 to be filed by amendment.

         (p)(11) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 to be filed by amendment.

         (p)(12) Neuberger Berman Management, Inc. ("NB Management") and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 to be filed by amendment.

         (p)(13) Sloan Financial Group, Inc. and Subsidiaries NCM Capital Management Group, Inc. and New Africa Advisers, Inc. Code of Ethics and Insider Trading Policy and Procedures to be filed by amendment.

         (p)(14) Strong Schafer Value Fund, Inc., Schafer Capital Management, Inc., Strong Schafer Capital Management, LLC, and Schafer Cullen Capital Management, Inc. Code of Ethics adopted July 13, 2000 to be filed by amendment.

         (p)(15) Smith Graham & Co. Investment Advisors, L.P. Code of Ethics to be filed by amendment.

         (p)(16) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 to be filed by amendment.

         (p)(17) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated October 22, 1999 to be filed by amendment.

         (p)(18) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000 to be filed by amendment.

         (q)(1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr,IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated January 1, 2001 as filed with this Trust's Registration Statement on March 2, 2001.

            (2) Power of Attorney for Joseph J. Gasper dated December 15, 2000 as filed with this Trust's Registration Statement on March 2, 2001.

            (3) Power of Attorney for Gerald J. Holland dated March 1, 2001 as filed with this Trust's Registration Statement on March 2, 2001.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Villanova Mutual Fund Capital Trust, ("VMF"), an investment adviser of the Trust, also serves as investment adviser to Nationwide Mutual Funds and Nationwide Asset Allocation Trust.

           The Directors of Villanova Capital, Inc., VMF's managing unitholder and the officers of VMF are as follows:

Joseph J. Gasper         Director and President and Chief Operating Officer
                         --------------------------------------------------

                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance
                                      Company
                                      Nationwide Financial Services, Inc.

                                      Director and Chairman of the Board
                                      ----------------------------------
                                      National Deferred Compensation, Inc.
                                      Nationwide Investment Services Corp

                                      Director and Vice Chairman
                                      --------------------------
                                        ALLIED Group Merchant Banking Corp
                                      Nationwide Financial Institution
                                      Distributors Agency, Inc.

                                        Nationwide Global Funds
                                      Nationwide Global Holdings, Inc.
                                      Nationwide Retirement Solutions, Inc.
                                      Neckura Life Insurance Company
                                      NFS Distributors, Inc.
                                      Pension Associates, Inc.

                                      Vice Chairman
                                      -------------
                                      Villanova Global Asset Management Trust

                                      Director and President
                                      ----------------------

                                      Nationwide Advisory Services, Inc.
                                      Nationwide Investor Services, Inc.
                                      Nationwide Financial Services (Bermuda)
                                      Ltd.

                                      Director
                                      --------
                                      Affiliate Agency, Inc.
                                      Affiliate Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        Of Alabama, Inc.

                                        Financial Horizons Distributors Agency
                                        of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        of Oklahoma, Inc.
                                        Financial Horizons Securities,
                                        Corp.,Inc
                                        Landmark Financial Services of New
                                        York,
                                        Leben Direkt Insurance Company
                                        Morley Financial Services, Inc.
                                        Nationwide Indemnity Company
                                        Neckura Holding Company
                                        NGH Luxembourg, S.A.
                                        PanEurolife
                                        Villanova Capital, Inc.

                                        Trustee and Chairman
                                        --------------------
                                        Nationwide Asset Allocation Trust
                                        Nationwide Separate Account Trust

                                        Trustee and President
                                        ---------------------
                                        Nationwide Insurance Golf Charities,
                                        Inc.

                                        Board of Managers
                                        -----------------
                                        Nationwide Services Company, LLC.

Donna A. James                         Director
                                       --------
                                       Villanova Capital, Inc.
                                       Nationwide Global Holdings, Inc.

                                       Executive Vice President
                                       ------------------------
                                       Chief Administrative Officer
                                       ----------------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Financial Services Inc.

W. G. Jurgensen                        Chief Executive Officer
                                       -----------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Financial Services, Inc.

                                       Chairman and Chief Executive Officer -
                                       --------------------------------------
                                       Nationwide and Director
                                       -----------------------
                                       Villanova Capital, Inc.

Paul J. Hondros                        Director
                                       --------
                                         Nationwide Advisory Services, Inc.
                                       Nationwide Investors Services, Inc.

                                       President and Chief Executive Officer
                                       --------------------------------------
                                       Villanova Capital, Inc.
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust
                                       NorthPointe Capital, LLC
                                       Villanova Global Asset Management Trust

Robert A. Oakley
                                        Executive Vice President-Chief Financial
                                        Officer
                                        ----------------------------------------
                                          Nationwide Mutual Insurance Company
                                          Nationwide Mutual Fire Insurance
                                          Company
                                          Nationwide General Insurance Company

                                            Nationwide Property and Casualty
                                            Insurance Company
                                          Nationwide Life Insurance Company

                                            Nationwide Life and Annuity
                                            Insurance Company
                                          ALLIED Group. Inc.
                                          CalFarm Insurance Company

                                          National Casualty Company

                                            National Premium and Benefit
                                            Administration Company
                                          Farmland Mutual Insurance Company

                                            Nationwide Financial Institution
                                            Distributors Agency, Inc.
                                          Lone Star General Agency, Inc.

                                            Nationwide Agribusiness Insurance
                                            Company
                                          Nationwide Corporation
                                          Nationwide Financial Services, Inc.
                                            Villanova Global Asset Management
                                            Trust

                                            Nationwide Investment Services
                                            Corporation
                                          Nationwide Investor Services, Inc.

                                            Nationwide Foundation
                                          Nationwide Properties, Ltd.
                                          Nationwide Realty Investors, Ltd.
                                          Nationwide Retirement Solutions, Inc.
                                          Colonial County Mutual Insurance
                                          Company
                                          Pension Associates, Inc.
                                          Nationwide Retirement Solutions, Inc.
                                          Scottsdale Indemnity Company
                                          Scottsdale Insurance Company

                                            Scottsdale Surplus Lines Insurance
                                            Company
                                          Director and Chairman of the Board
                                          ----------------------------------
                                          Neckura Holding Company
                                          Neckura Insurance Company
                                          Neckura Life Insurance Company

                                          Executive Vice President-Chief
                                          Financial Officer and
                                          ------------------------------
                                          Director

                                          AID Finance Services, Inc.
                                          ALLIED General Agency Company
                                          ALLIED Group Insurance Marketing
                                          Company

                                            ALLIED Group Merchant Banking
                                            Corporation
                                          ALLIED Group Mortgage Company
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          American Marine Underwriters, Inc.
                                          Cal-Ag Insurance Services, Inc.
                                          CalFarm Insurance Agency
                                          Depositors  Insurance Company
                                          Midwest Printing Services, Ltd.
                                          Premier Agency, Inc.
                                          Western Heritage Insurance Company
                                          Colonial Insurance Company of
                                          Wisconsin
                                          Nationwide Cash Management Company
                                          Nationwide Community Urban
                                          Redevelopment Corporation
                                          National Deferred Compensation, Inc.
                                          Nationwide Global Holdings, Inc.

                                          Nationwide Services Company, LLC.
                                          NFS Distributors, Inc.
                                          MRM Investments, Inc.
                                          Nationwide Advisory Services, Inc.
                                          Nationwide Indemnity Company
                                          Nationwide Insurance Company of
                                          America
                                          Nationwide Insurance Company of
                                          Florida
                                          Nationwide International Underwriters

                                          Director and Vice Chairman
                                          --------------------------
                                          Leben Direkt Insurance Company
                                          Neckura General Insurance Company
                                          Auto Direkt Insurance Company

                                          Director
                                          --------
                                          Gates, McDonald & Company
                                          GatesMcDonald Health Plus Inc.
                                          Healthcare First, Inc.
                                          Morley Financial Services,  Inc.
                                          NGH Luxembourg, S.A.
                                          PanEurolife
                                          Villanova Capital, Inc.
                                          Board of Managers, Executive Vice
                                          Pres.-Chief Financial Officer
                                          ---------------------------------
                                          Nationwide Insurance Enterprise
                                          Services, Ltd.

Susan A. Wolken
                                        Senior Vice President - Product
                                        Management and Nationwide Financial
                                        Marketing
                                        ------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide Property and Casualty
                                        Insurance Company
                                          Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance
                                        Company
                                          Nationwide Financial Services, Inc.

                                        Senior Vice President - Product
                                        Management and Nationwide Financial
                                        Marketing and Director
                                        ------------------------------------
                                        Nationwide Financial Services
                                        (Bermuda) Ltd.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Nationwide Trust Company, FSB

                                        Senior Vice President and Director
                                        ----------------------------------
                                        Pension Associates, Inc.
                                        Director
                                        --------
                                        Affiliate Agency, Inc.
                                        Affiliate Agency of Ohio, Inc.

                                          Financial Horizons Distributors
                                          Agency of Alabama, Inc.
                                          Financial Horizons Distributors
                                          Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency
                                        of Oklahoma, Inc.
                                        Financial Horizons Securities
                                        Corporation
                                        Landmark Financial Services of New
                                        York, Inc.
                                        Nationwide Advisory Services, Inc.
                                        ----------------------------------

                                          Nationwide Financial Institution
                                          Distributors Agency, Inc.
                                        Nationwide Global Funds

                                          Nationwide Investment Services
                                          Corporation
                                        Nationwide Retirement Solutions, Inc.

                                          Nationwide Retirement Solutions
                                          Insurance Agency, Inc.
                                          Nationwide Retirement Solutions, Inc.
                                          of Alabama
                                          Nationwide Retirement Solutions, Inc.
                                          of Arizona
                                          Nationwide Retirement Solutions, Inc.
                                          of Arkansas
                                          Nationwide Retirement Solutions, Inc.
                                          of Montana
                                          Nationwide Retirement Solutions, Inc.
                                          of Nevada

                                        Nationwide Retirement Solutions, Inc.
                                        of New Mexico
                                        Nationwide Retirement Solutions, Inc.
                                        of Ohio
                                        Nationwide Retirement Solutions, Inc.
                                        of Oklahoma
                                        Nationwide Retirement Solutions, Inc.
                                        of South Dakota
                                        Nationwide Retirement Solutions, Inc.
                                        of Wyoming

                                          Villanova Capital, Inc.


Robert J. Woodward, Jr.                 Executive Vice President-Chief
                                        Investment Officer
                                        ------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance
                                        Company

                                          Nationwide General Insurance
                                          Company
                                          Nationwide Property and Casualty
                                          Insurance Company
                                        Nationwide Life Insurance Company

                                        Nationwide Life and Annuity Insurance
                                        Company
                                          AID Finance Services, Inc.
                                          ALLIED General Agency Company
                                          ALLIED Group, Inc.
                                          ALLIED Group Insurance Marketing
                                          Company
                                          ALLIED Group Merchant Banking Corp.
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          Cal-Ag Insurance Services, Inc.
                                          CalFarm Insurance Agency
                                          CalFarm Insurance Company
                                          Depositors  Insurance Company
                                          Midwest Printing Services, Ltd.
                                          Premier Agency, Inc.
                                         Western Heritage Insurance Company

                                        Colonial County Mutual Insurance
                                        Company
                                        Colonial Insurance Company of Wisconsin
                                        Employers Insurance of Wausau A Mutual
                                          Company
                                        Farmland Mutual Insurance Company
                                        Gates, McDonald & Company
                                        GatesMcDonald Health Plus, Inc.
                                        Lone Star General Agency, Inc.
                                        National Casualty Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Financial Services (Bermuda)
                                          Ltd.
                                        Nationwide Agribusiness Insurance
                                          Company
                                          Nationwide Insurance Company of
                                          America
                                        Nationwide Insurance Company of Florida
                                        Nationwide Corporation
                                        Nationwide Foundation

                                 Nationwide Insurance Enterprise Serv Ltd
                                 Nationwide Investment Services
                                  Corporation

                                 Nationwide Retirement Solutions, Inc.
                                 NFS Distributors, Inc.
                                 Pension Associates, Inc.
                                 Nationwide Retirement Solutions, Inc.
                                 Scottsdale Indemnity Company
                                 Scottsdale Insurance Company

                                   Scottsdale Surplus Lines Insurance
                                   Company
                                   Wausau Preferred Health Insurance
                                   Company
                                 Director
                                 --------
                                 Healthcare First, Inc.
                                 Morley Financial Services, Inc.
                                 Nationwide Global Holdings, Inc.
                                 Nationwide Investors Services, Inc.
                                 Villanova Capital, Inc.
                                 Member-Board of Managers and Vice Chairman
                                 ------------------------------------------
                                 Nationwide Properties, Ltd.
                                 Nationwide Realty Investors, Ltd.

                                 Member-Board of Managers and Executive
                                 Vice President-Chief
                                 -----------------------------------------
                                 Investment Officer
                                 ------------------
                                 Nationwide Services Company, LLC.

                                 Director and President
                                 ----------------------
                                 MRM Investments, Inc.
                                 Nationwide Cash Management Company

                                    Nationwide Community Urban
                                    Redevelopment Corporation
                                 Director and Executive Vice President-
                                 Chief Investment Officer
                                 ----------------------------------------
                                 Gates, McDonald & Company
                                 GatesMcDonald Health Plus, Inc.
                                 National Deferred Compensation, Inc.
                                 Nationwide Indemnity Company
                                 Nationwide Advisory Services, Inc.

                                     Director, Vice Chairman and Executive Vice
                                     President-Chief
                                     --------------------------------------

                                     Investment Officer
                                     ------------------
                                     ALLIED Group Mortgage Company


James R. Donatell               Executive Vice President-Sales and Distribution
                                -----------------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Gregory J. Nowak                Executive Vice President-Mergers
                                  and Acquisitions
                                --------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Dilip Kulkarni                  Senior Vice President and Chief
                                  Technology Officer
                               ---------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

James F. Laird, Jr.             Senior Vice President-Product Development
                                -----------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

                                Vice President and General Manager
                                ----------------------------------
                                Nationwide Advisory Services, Inc.
                                Nationwide Investors Services, Inc.

                                Treasurer
                                ---------
                                Nationwide Mutual Funds
                                Nationwide Separate Account Trust
                                Nationwide Asset Allocation Trust

William H. Miller               Senior Vice President-Chief Investment Officer
                                ----------------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Caroline Churchill              Vice President-Marketing
                                ------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Kevin S. Crossett               Vice President-Associate General Counsel
                                ----------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust
                                Nationwide Mutual Insurance Company
                                Nationwide Mutual Fire Insurance Company
                                Nationwide Life Insurance Company
                                Nationwide Life and Annuity Insurance Company

Christopher P. Donigan          Vice President-Human Resources
                                ------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Glenn W. Soden                  Associate Vice President and Secretary
                                --------------------------------------
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

                                Assistant  Secretary
                                --------------------
                                Villanova Capital, Inc.

Carol L. Dove                   Assistant Treasurer
                                -------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Michael D. Maier                Assistant Treasurer
                                -------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

NorthPointe Capital, LLC
Columbia Center One
10th Floor, Suite 1000
201 West Big Beaver Road
Troy, Michigan 48084

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company

Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

(b) Villanova Global Asset Management Trust ("VGAM"), an investment adviser of the Trust, also serves as an investment adviser to Nationwide Mutual Funds Trust.

      The Directors of Nationwide Global Holdings, Inc. ("NGH"), VGAM's managing unit holder and the officers of VGAM are as follows (see (a) above or additional information on their other employment):

                             Directors of NGH
             Galen R. Barnes             Donna A. James
             John R. Cook, Jr.           Gregory S. Lashutka
             Joseph J. Gasper            Robert A. Oakley
             Particia R. Hatler          Robert J. Woodward, Jr.
             Richard D. Headley

                             Officers of VGAM
      Vice Chairman                                      Joseph J. Gasper
      President and Chief Executive Officer              Paul J. Hondros
      Executive Vice President-Chief Financial Officer   Robert A. Oakley
      Executive Vice President-Chief Investment Officer  Robert R. Woodward, Jr.
      Vice President and Treasurer                       Duane M. Campbell
      Associate Vice President and Secretary             Glenn W. Soden
      Assistant Secretary                                Kevin S. Crossett
      Assistant Secretary                                John F. Delaoye
      Assistant Treasurer                                Carol L. Dove
      Assistant Treasurer                                Michael D. Miller

(c)   Information for the Subadvisers

      (1)  The Dreyfus Corporation

           The Dreyfus Corporation ("Dreyfus") acts as subadvisor to the Small Company Fund, the Small Cap Value Fund and the Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

      (2)  Neuberger Berman, LLC

           Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the Small Company Fund and the Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

      (3)  Strong Capital Management, Inc.

           Strong Capital Management, Inc. ("Strong"), acts as subadviser to the Small Company Fund, the Strong NSAT Mid Cap Growth Fund and the Strategic Value Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this
           Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

      (4)  Credit Suisse Asset Management, LLC

           Credit Suisse Asset Management, LLC ("Credit Suisse") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Credit Suisse renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Credit Suisse, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Credit Suisse (SEC File No. 801-37170).

      (5)  Lazard Asset Management

           Lazard Asset Management ("Lazard") acts as subadviser to the Small Company Fund and investment adviser to a number of other registered investment companies. Lazard renders investment advice to a wide variety of individual and institutional investors. The list required by this Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

      (6)  NCM Capital Management Group, Inc.

           NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

      (7)  Smith Graham & Co. Asset  Managers, L.P.

           Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

      (8)  Schafer Capital Management , Inc.

           Schafer Capital Management, Inc., acts as subadviser to the Strategic Value Fund and as investment adviser to certain other clients. David
           K. Schafer, a director and officer of Schafer Capital Management, Inc., is also Chairman of the Board of Schafer Cullen Capital Management, Inc., 645 Fifth Ave, New York, New York 10022.

           James D. Cullen, an officer of Schafer Capital Management Inc., is also President of Schafer Cullen Capital Management, Inc.

           Schafer Cullen Capital Management , Inc. is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

     (9)   Federated Investment Counseling

           Federated Investment Counseling, the Subadviser to Equity Income Fund and High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

     (10) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Global 50 Fund. Beginning May 1, 2000, JPMIM will also be subadviser to the Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

           To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

     (11) Franklin Advisers, Inc. is subadviser to the Small Cap Growth Fund. The list required by this Item 26 of the officers and directors of Franklin Advisers, Inc.("Franklin"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Franklin pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-26292).

     (12) Miller, Anderson & Sherrerd, LLP is subadviser to the Small Cap Growth Fund and beginning May 1, 2000 will be subadviser to the Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Miller, Anderson & Sherrerd, LLP ("MAS"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MAS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

     (13) Turner Investment Partners, Inc. ("Turner") is subadviser to the Turner NSAT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

     (14) Gartmore Global Partners ("Gartmore") acts as subadviser to the Emerging Markets Fund, International Growth Fund, Global Leaders Fund, Global Small Companies, European Growth Fund, and Gartmore NSAT OTC Fund and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

     (15) Waddell & Reed Investment Management Company ("WRIMCO") acts as a subadviser to the Nationwide Small Cap Growth Fund and beginning January __, 2001, will be subadviser to the Nationwide Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

ITEM 27.   PRINCIPAL UNDERWRITERS
           (a)  Not applicable.
           (b)  Not applicable.
           (c)  Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS
           BISYS
           3435 Stelzer Road
           Columbus, OH 43219


ITEM 29.   MANAGEMENT SERVICES
           Not applicable.

ITEM 30.   UNDERTAKINGS
           (a) Not applicable.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 41 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this thirtieth day of March, 2001.

                        NATIONWIDE SEPARATE ACCOUNT TRUST
                             By: GERALD J. HOLLAND*
                                ---------------------
                          Gerald J. Holland, Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 41 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE THIRTIETH DAY OF MARCH, 2001.

Signature & Title
-----------------
Principal Executive Officer

JOSEPH J. GASPER*
-----------------
Joseph J. Gasper, Trustee and Chairman

GERALD J. HOLLAND*
------------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
-----------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
----------------
C. Brent DeVore, Trustee

ROBERT M. DUNCAN*
-----------------
Robert M. Duncan, Trustee

BARBARA HENNIGAR*
----------------
Barbara Hennigar, Trustee

PAUL J. HONDROS*
----------------
Paul J. Hondros, Trustee

THOMAS J. KERR, IV*
-------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
-------------------
Douglas F. Kridler, Trustee
Principal Accounting and Financial Officer

ARDEN L SHISLER*
----------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-----------------
David C. Wetmore, Trustee

*By: KEVIN S. CROSSETT
     -------------------
     Kevin S. Crossett, Attorney-In-Fact

                                      C-18